Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000015968
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class F
Trading Symbol	SNSAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Short‑Duration Government Fund, SIMT Multi‑Asset Capital Stability Fund, and SIMT Conservative Income Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund also generated a positive return, supported by a steepening U.S. Treasury yield curve, with short‑term yields declining and longer‑term yields stable to slightly rising. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its defensive asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Defensive Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$102,441	$100,441	$102,056
Mar/18	$103,925	$101,649	$103,934
Mar/19	$106,780	$106,203	$106,896
Mar/20	$107,600	$115,691	$109,480
Mar/21	$114,044	$116,513	$115,927
Mar/22	$114,508	$111,675	$114,199
Mar/23	$113,820	$106,333	$114,416
Mar/24	$119,661	$108,139	$120,827
Mar/25	$126,430	$113,416	$127,652
Mar/26	$132,821	$118,347	$134,932

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class F Shares	5.06%	3.10%	2.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†	5.70%	3.08%	3.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 9,427,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,427	10	$-	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.2%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015969
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class I
Trading Symbol	SEDIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Short‑Duration Government Fund, SIMT Multi‑Asset Capital Stability Fund, and SIMT Conservative Income Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund also generated a positive return, supported by a steepening U.S. Treasury yield curve, with short‑term yields declining and longer‑term yields stable to slightly rising. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its defensive asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Defensive Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$102,088	$100,441	$102,056
Mar/18	$103,295	$101,649	$103,934
Mar/19	$105,813	$106,203	$106,896
Mar/20	$106,372	$115,691	$109,480
Mar/21	$112,585	$116,513	$115,927
Mar/22	$112,684	$111,675	$114,199
Mar/23	$111,698	$106,333	$114,416
Mar/24	$117,266	$108,139	$120,827
Mar/25	$123,472	$113,416	$127,652
Mar/26	$129,394	$118,347	$134,932

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class I Shares	4.80%	2.82%	2.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex USFootnote Reference†	5.70%	3.08%	3.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 9,427,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,427	10	$-	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.2%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015961
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Allocation Fund
Class Name	Class F
Trading Symbol	STDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SDIT Government Fund and SIMT High Yield Bond Fund. SIMT High Yield Bond Fund was the strongest performer, supported by historically tight credit spreads that benefited high‑yield fixed income markets. SDIT Government Fund also generated a positive return as U.S. Treasury securities performed well amid a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index (USD) (TR). The Fund’s overall performance was in line with our expectations for the reporting period given its asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Defensive Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	80/20 ICE US 3 Mon T-Bill, ICE USHYC
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,152	$117,172	$103,492
Mar/18	$116,665	$133,567	$105,175
Mar/19	$127,420	$146,251	$108,227
Mar/20	$107,008	$136,046	$108,631
Mar/21	$112,233	$212,710	$113,440
Mar/22	$112,434	$245,990	$113,447
Mar/23	$113,015	$226,979	$115,010
Mar/24	$119,775	$294,802	$122,385
Mar/25	$125,620	$319,129	$129,120
Mar/26	$130,643	$375,945	$135,032

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Allocation Fund, Class F Shares	4.00%	3.08%	2.71%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
80/20 ICE US 3 Mon T-Bill, ICE USHYC	4.58%	3.55%	3.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,528,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,528	2	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015964
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class F
Trading Symbol	SVSAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Conservative Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$104,222	$100,441	$103,557
Mar/18	$107,190	$101,649	$106,902
Mar/19	$110,450	$106,203	$110,295
Mar/20	$108,597	$115,691	$112,159
Mar/21	$120,231	$116,513	$124,378
Mar/22	$122,101	$111,675	$122,651
Mar/23	$119,507	$106,333	$120,966
Mar/24	$127,057	$108,139	$129,159
Mar/25	$135,051	$113,416	$136,698
Mar/26	$143,879	$118,347	$146,857

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class F Shares	6.54%	3.66%	3.71%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 27,879,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093799
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class D
Trading Symbol	SSTDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Conservative Strategy Fund, Class D Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$155,324	$150,661	$155,336
Mar/18	$158,382	$152,473	$160,354
Mar/19	$161,995	$159,305	$165,442
Mar/20	$158,063	$173,537	$168,238
Mar/21	$173,719	$174,769	$186,567
Mar/22	$174,835	$167,513	$183,977
Mar/23	$169,908	$159,500	$181,449
Mar/24	$179,482	$162,208	$193,738
Mar/25	$189,153	$170,123	$205,047
Mar/26	$200,196	$177,521	$220,286

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class D Shares	5.84%	2.88%	2.93%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 27,879,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015965
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class I
Trading Symbol	SICIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Multi‑Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short‑Duration Government Fund. SIMT Multi‑Asset Capital Stability Fund was the strongest performer during the period. SDIT Short‑Duration Government Fund performed well over the period, supported by declining short‑term yields and stable to slightly rising longer‑term yields, which benefited short‑duration government securities. SIMT Core Fixed Income Fund generated a positive return for the reporting period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed-income securities. Performance also was bolstered by exposure to global equities through SIMT Global Managed Volatility Fund, which performed well during periods of heightened equity market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its conservative asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Conservative Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$104,087	$100,441	$103,557
Mar/18	$106,682	$101,649	$106,902
Mar/19	$109,699	$106,203	$110,295
Mar/20	$107,621	$115,691	$112,159
Mar/21	$118,763	$116,513	$124,378
Mar/22	$120,363	$111,675	$122,651
Mar/23	$117,501	$106,333	$120,966
Mar/24	$124,677	$108,139	$129,159
Mar/25	$132,127	$113,416	$136,698
Mar/26	$140,549	$118,347	$146,857

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class I Shares	6.37%	3.43%	3.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	7.43%	3.38%	3.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 27,879,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$27,879	16	$-	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.1%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015959
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SMGAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT High Yield Bond Fund, SIMT U.S. Managed Volatility Fund, and SDIT Government Fund. SIMT High Yield Bond Fund was the strongest performer during the period, supported by historically tight credit spreads that benefited high‑yield fixed income markets. SIMT U.S. Managed Volatility Fund also generated a positive return, performing well during a period that included heightened volatility in U.S. equity markets as mega-cap technology stocks experienced a downturn, while SDIT Government Fund contributed positively to Fund performance as U.S. Treasury securities benefited from a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its conservative, tax‑managed asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Conservative Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Mar/16	$100,000	$100,000	$100,000
Mar/17	$111,571	$117,172	$113,594
Mar/18	$116,008	$133,567	$122,978
Mar/19	$127,352	$146,251	$131,776
Mar/20	$110,213	$136,046	$125,163
Mar/21	$139,472	$212,710	$167,291
Mar/22	$151,882	$245,990	$180,128
Mar/23	$143,096	$226,979	$172,725
Mar/24	$158,658	$294,802	$205,602
Mar/25	$172,740	$319,129	$221,106
Mar/26	$181,810	$375,945	$247,016

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Allocation Fund, Class F Shares	5.25%	5.45%	6.16%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill	11.72%	8.11%	9.46%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 13,545,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,545	4	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	33.4%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.1%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.1%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015956
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class F
Trading Symbol	SMOAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Moderate Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$106,679	$100,441	$105,810
Mar/18	$111,349	$101,649	$111,709
Mar/19	$115,492	$106,203	$115,890
Mar/20	$111,508	$115,691	$116,134
Mar/21	$129,705	$116,513	$137,555
Mar/22	$133,991	$111,675	$137,412
Mar/23	$127,795	$106,333	$132,663
Mar/24	$136,844	$108,139	$145,054
Mar/25	$145,866	$113,416	$153,647
Mar/26	$159,534	$118,347	$168,939

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class F Shares	9.37%	4.23%	4.78%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 75,936,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093798
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class D
Trading Symbol	SMSDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Moderate Strategy Fund, Class D Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$158,726	$150,661	$158,714
Mar/18	$164,574	$152,473	$167,563
Mar/19	$169,291	$159,305	$173,835
Mar/20	$162,354	$173,537	$174,201
Mar/21	$187,363	$174,769	$206,332
Mar/22	$192,261	$167,513	$206,118
Mar/23	$181,905	$159,500	$198,995
Mar/24	$193,526	$162,208	$217,581
Mar/25	$204,735	$170,123	$230,470
Mar/26	$222,109	$177,521	$253,408

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class D Shares	8.49%	3.46%	4.00%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 75,936,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015957
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class I
Trading Symbol	SMSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi‑Asset Capital Stability Fund. SIMT Global Managed Volatility Fund performed well during a period that included a sharp downturn in U.S. equities that was concentrated in higher‑volatility large‑cap stocks. SIMT Core Fixed Income Fund also generated a positive return for the period as supportive credit conditions and historically tight credit spreads benefited both investment‑grade and high‑yield fixed income securities. SIMT Multi‑Asset Capital Stability Fund contributed positively through its diversified, income‑oriented strategy, helping to stabilize overall Fund performance amid market volatility. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its diversified asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Moderate Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$106,316	$100,441	$105,810
Mar/18	$110,834	$101,649	$111,709
Mar/19	$114,545	$106,203	$115,890
Mar/20	$110,422	$115,691	$116,134
Mar/21	$127,985	$116,513	$137,555
Mar/22	$131,959	$111,675	$137,412
Mar/23	$125,499	$106,333	$132,663
Mar/24	$134,091	$108,139	$145,054
Mar/25	$142,625	$113,416	$153,647
Mar/26	$155,604	$118,347	$168,939

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class I Shares	9.10%	3.99%	4.52%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	9.95%	4.20%	5.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 75,936,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,936	17	$-	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.0%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015963
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SXMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT U.S. Managed Volatility Fund, SIMT High Yield Bond Fund, and SDIT Government Fund. SIMT U.S. Managed Volatility Fund performed well during a period marked by heightened volatility in U.S. equity markets. SIMT Tax-Managed Large Cap Fund garnered a positive return as the economic growth outlook in the U.S. remained strong. SIMT High Yield Bond Fund also generated a positive return for the period as historically tight credit spreads supported high‑yield fixed income markets. SDIT Government Fund contributed positively to Fund performance as U.S. Treasury securities benefited from a supportive interest‑rate environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations for the reporting period given its moderate, tax‑managed asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Moderate Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFEFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,348	$117,172	$114,234
Mar/18	$121,186	$133,567	$125,637
Mar/19	$130,055	$146,251	$134,658
Mar/20	$112,310	$136,046	$126,787
Mar/21	$148,531	$212,710	$176,711
Mar/22	$161,807	$245,990	$193,193
Mar/23	$155,814	$226,979	$184,029
Mar/24	$175,442	$294,802	$223,510
Mar/25	$190,506	$319,129	$240,516
Mar/26	$205,572	$375,945	$273,479

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Allocation Fund, Class F Shares	7.91%	6.72%	7.47%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFEFootnote Reference†	13.71%	9.13%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 37,716,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$37,716	6	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.1%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.4%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.5%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015946
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SSGAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Aggressive Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,749	$117,172	$112,990
Mar/18	$126,123	$133,567	$126,607
Mar/19	$126,658	$146,251	$131,840
Mar/20	$112,548	$136,046	$122,036
Mar/21	$161,427	$212,710	$176,312
Mar/22	$164,969	$245,990	$184,430
Mar/23	$152,935	$226,979	$172,437
Mar/24	$176,727	$294,802	$204,508
Mar/25	$189,661	$319,129	$217,981
Mar/26	$227,056	$375,945	$255,900

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class F Shares	19.72%	7.06%	8.55%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 104,872,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093796
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class D
Trading Symbol	SASDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Aggressive Strategy Fund, Class D Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$167,866	$175,758	$169,484
Mar/18	$186,424	$200,350	$189,910
Mar/19	$185,749	$219,376	$197,760
Mar/20	$163,844	$204,069	$183,054
Mar/21	$233,268	$319,064	$264,469
Mar/22	$236,411	$368,985	$276,644
Mar/23	$217,777	$340,468	$258,656
Mar/24	$249,584	$442,204	$306,762
Mar/25	$265,819	$478,693	$326,972
Mar/26	$315,986	$563,917	$383,850

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class D Shares	18.87%	6.26%	7.74%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 104,872,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015947
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	SEAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central monetary policy. SIMT Large Cap Fund also generated a strong return due to its exposure to U.S. large‑cap equities for much of the reporting period, while SIMT Multi‑Asset Accumulation Fund contributed positively through its diversified exposure to global risk assets. Fund performance also was bolstered by exposure to emerging markets through SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, both of which benefited from sustained global economic growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Aggressive Strategy Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$112,381	$117,172	$112,990
Mar/18	$125,416	$133,567	$126,607
Mar/19	$125,636	$146,251	$131,840
Mar/20	$111,319	$136,046	$122,036
Mar/21	$159,334	$212,710	$176,312
Mar/22	$162,351	$245,990	$184,430
Mar/23	$150,222	$226,979	$172,437
Mar/24	$173,092	$294,802	$204,508
Mar/25	$185,313	$319,129	$217,981
Mar/26	$221,409	$375,945	$255,900

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class I Shares	19.48%	6.80%	8.27%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
50/30/20 R3000, MSCI ACWI ex US, BBG US AggFootnote Reference†	17.40%	7.74%	9.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 104,872,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$104,872	12	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	22.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.3%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETFFootnote Reference**	3.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015958
Shareholder Report [Line Items]
Fund Name	Tax-Managed Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SISAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Tax‑Managed Large Cap Fund, SIT International Equity Fund, and SIMT Tax‑Managed Small/Mid Cap Fund, all of which contributed positively to Fund performance during the reporting period. SIT International Equity Fund was the strongest performer among the Fund’s largest allocations, as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Tax‑Managed Large Cap Fund and SIMT Tax‑Managed Small/Mid Cap Fund also generated positive returns, supported by continued economic growth domestically. The SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in-line with its large cap counterpart as investors began to diversify away from mega-cap technology companies. The Fund also benefited from exposure to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund driven by strong global growth, although the total allocation to these funds was small.

Overall, the Fund performed in line with our expectations for the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Tax-Managed Aggressive Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	80/15/5 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,513	$117,172	$116,383
Mar/18	$130,544	$133,567	$132,210
Mar/19	$132,734	$146,251	$141,878
Mar/20	$114,457	$136,046	$130,375
Mar/21	$177,239	$212,710	$199,254
Mar/22	$187,879	$245,990	$224,352
Mar/23	$178,429	$226,979	$209,752
Mar/24	$213,280	$294,802	$265,666
Mar/25	$222,267	$319,129	$286,439
Mar/26	$260,558	$375,945	$337,617

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Aggressive Strategy Fund, Class F Shares	17.23%	8.01%	10.05%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
80/15/5 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.87%	11.12%	12.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 85,556,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,556	6	$-	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.9%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015966
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class F
Trading Symbol	SOKAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Multi‑Asset Accumulation Fund, and SEI Select International Equity ETF. SEI Select International Equity ETF was the strongest performer as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to performance as supportive credit conditions and historically tight credit spreads benefited fixed-income markets. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its core market asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Core Market Strategy Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$108,652	$100,441	$108,097
Mar/18	$116,438	$101,649	$116,693
Mar/19	$118,861	$106,203	$121,666
Mar/20	$112,252	$115,691	$120,029
Mar/21	$142,247	$116,513	$151,695
Mar/22	$144,828	$111,675	$153,450
Mar/23	$134,827	$106,333	$144,762
Mar/24	$147,777	$108,139	$161,947
Mar/25	$157,061	$113,416	$171,610
Mar/26	$178,126	$118,347	$193,048

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class F Shares	13.41%	4.60%	5.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	12.49%	4.94%	6.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 31,278,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,278	16	$-	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	10.7%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.4%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	5.1%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.6%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.3%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015967
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class I
Trading Symbol	SCMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SIMT Multi‑Asset Accumulation Fund, and SEI Select International Equity ETF. SEI Select International Equity ETF was the strongest performer as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to performance as supportive credit conditions and historically tight credit spreads benefited fixed-income markets. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with expectations for the reporting period given its core market asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Core Market Strategy Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$108,374	$100,441	$108,097
Mar/18	$115,964	$101,649	$116,693
Mar/19	$118,631	$106,203	$121,666
Mar/20	$112,655	$115,691	$120,029
Mar/21	$143,572	$116,513	$151,695
Mar/22	$146,460	$111,675	$153,450
Mar/23	$137,214	$106,333	$144,762
Mar/24	$151,147	$108,139	$161,947
Mar/25	$160,884	$113,416	$171,610
Mar/26	$183,121	$118,347	$193,048

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class I Shares	13.82%	4.99%	6.24%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.35%	0.31%	1.70%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	12.49%	4.94%	6.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 31,278,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,278	16	$-	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	10.7%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.4%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	5.1%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.6%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.3%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015960
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SKTAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocation to SIMT Tax‑Managed Large Cap Fund. SIMT Tax‑Managed Large Cap Fund was the top performer among the Fund’s holdings, supported by holdings in U.S. large‑cap equities for much of the reporting period as the growth outlook in the U.S. remained strong. The Fund also benefited from its allocation to SIT International Equity Fund, which generated a positive return as international equity markets rallied, supported by fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in line with SIMT Tax‑Managed Large Cap Fund for the period as investors began to diversify away from mega-cap technology companies. Fund performance also benefited from exposure to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, driven by strong global economic growth, although the Fund’s total allocation to these funds was relatively small.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index (USD) (TR). The Fund’s overall performance for the reporting period was in line with our expectations given its asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Core Market Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,551	$117,172	$116,377
Mar/18	$130,568	$133,567	$131,593
Mar/19	$132,706	$146,251	$141,012
Mar/20	$114,388	$136,046	$129,579
Mar/21	$177,059	$212,710	$195,768
Mar/22	$187,647	$245,990	$218,850
Mar/23	$178,183	$226,979	$205,118
Mar/24	$212,914	$294,802	$257,818
Mar/25	$221,929	$319,129	$277,926
Mar/26	$260,139	$375,945	$326,037

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Allocation Fund, Class F Shares	17.22%	8.00%	10.03%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.31%	10.74%	12.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 18,716,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$18,716	6	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.2%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	15.7%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015954
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class F
Trading Symbol	SRWAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Market Growth Strategy Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$110,151	$117,172	$109,632
Mar/18	$119,977	$133,567	$119,888
Mar/19	$121,687	$146,251	$124,706
Mar/20	$111,950	$136,046	$120,355
Mar/21	$148,946	$212,710	$158,871
Mar/22	$152,989	$245,990	$162,185
Mar/23	$142,612	$226,979	$152,675
Mar/24	$159,629	$294,802	$173,793
Mar/25	$170,290	$319,129	$184,497
Mar/26	$197,786	$375,945	$210,745

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class F Shares	16.15%	5.84%	7.06%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 100,511,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093797
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class D
Trading Symbol	SMKDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Market Growth Strategy Fund, Class D Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$150,000	$150,000	$150,000
Mar/17	$164,058	$175,758	$164,448
Mar/18	$177,403	$200,350	$179,832
Mar/19	$178,577	$219,376	$187,059
Mar/20	$163,121	$204,069	$180,533
Mar/21	$215,328	$319,064	$238,306
Mar/22	$219,610	$368,985	$243,278
Mar/23	$203,158	$340,468	$229,013
Mar/24	$225,604	$442,204	$260,689
Mar/25	$238,897	$478,693	$276,745
Mar/26	$275,481	$563,917	$316,118

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class D Shares	15.31%	5.05%	6.27%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 100,511,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015955
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class I
Trading Symbol	SMGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocations to SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi‑Asset Accumulation Fund. SEI Select International Equity ETF performed well as international equity markets rallied during the period, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Multi‑Asset Accumulation Fund also generated a positive return, benefiting from its diversified exposure to global equities. SIMT Core Fixed Income Fund contributed positively to Fund performance amid supportive credit conditions and historically tight credit spreads. Fund performance also was enhanced by the exposure to emerging markets through SIT Emerging Markets Debt Fund and the SIT Emerging Markets Equity Fund, both of which benefited from sustained global growth and a “risk-on” market environment. There were no detractors from Fund performance during the period.

Overall, the Fund performed in line with our expectations over the reporting period for its growth‑oriented asset allocation. The Fund is designed to have exposure to a range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Market Growth Strategy Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$109,937	$117,172	$109,632
Mar/18	$119,405	$133,567	$119,888
Mar/19	$120,819	$146,251	$124,706
Mar/20	$110,898	$136,046	$120,355
Mar/21	$147,171	$212,710	$158,871
Mar/22	$150,727	$245,990	$162,185
Mar/23	$140,171	$226,979	$152,675
Mar/24	$156,437	$294,802	$173,793
Mar/25	$166,573	$319,129	$184,497
Mar/26	$193,030	$375,945	$210,745

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class I Shares	15.88%	5.57%	6.80%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex USFootnote Reference†	14.23%	5.81%	7.74%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 100,511,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,511	16	$-	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	14.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.8%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015962
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SGOAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index (USD) (TR), for the 12-month period ending March 31, 2026.

Fund performance for the reporting period benefited from its allocation to SIMT Tax‑Managed Large Cap Fund. SIMT Tax‑Managed Large Cap Fund’s performance was supported by strong returns from U.S. large‑cap equities for much of the reporting period. Fund performance for the period also benefited from allocations to SIT International Equity Fund, which generated a positive return as international equity markets rallied, bolstered by announced fiscal stimulus plans in Europe and a shift toward more accommodative central bank monetary policy. SIMT Tax‑Managed Small/Mid Cap Fund performed roughly in line with SIMT Tax‑Managed Large Cap Fund as investors began to diversify away from mega-cap technology companies. Fund performance also benefited from the allocations to SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund, which were bolstered by strong global economic growth, although the total allocation to these funds was relatively small.

Overall, the Fund performed in line with our expectations over the reporting period given its aggressive asset allocation. The Fund is designed to have exposure to a broad range of asset classes not fully reflected in its primary benchmark, the S&P 500 Index (USD) (TR).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Market Growth Strategy Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†
Mar/16	$100,000	$100,000	$100,000
Mar/17	$114,548	$117,172	$116,377
Mar/18	$130,568	$133,567	$131,593
Mar/19	$132,739	$146,251	$141,012
Mar/20	$114,375	$136,046	$129,579
Mar/21	$177,133	$212,710	$195,768
Mar/22	$187,863	$245,990	$218,850
Mar/23	$178,363	$226,979	$205,118
Mar/24	$213,143	$294,802	$257,818
Mar/25	$222,140	$319,129	$277,926
Mar/26	$260,384	$375,945	$326,037

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Allocation Fund, Class F Shares	17.22%	8.01%	10.04%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	14.16%
75/15/10 S&P 500, MSCI EAFE, ICE USHYCFootnote Reference†	17.31%	10.74%	12.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 128,147,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$128,147	6	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.2%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	15.9%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.